Note 16 - Financial instruments (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$

Cash	447,016	3,817,158
Bankers acceptance	50,000	999,930
(30 days maturity, interest 0.10%)
Total cash and cash equivalents	497,016	4,817,088

Past Due Financing Receivables [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$

Total accounts receivable	2,778	3,383
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	2,778	3,383

Not past due	2,778	1,122
Past due for more than 31 days but no more than 60 days	-	1,096
Past due for more than 61 days but no more than 90 days	-	1,165
Total accounts receivable, net	2,778	3,383

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
		November 30, 2012		November 30, 2011
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	0.9936		1.0203
	$	$	$	$

Assets
Cash	247,397	248,991	580,958	569,399
Investment tax credits	300,000	301,932	356,963	349,861
	547,397	550,923	937,921	919,260
Liabilities
Accounts payable	284,727	286,561	390,190	382,427
Accrued liabilities	106,621	107,308	334,493	327,838
Employee cost payable	189,383	190,603	264,588	259,324
Capital lease	51,194	51,524	44,263	43,382
Due to related party	778,701	783,716	772,496	757,126
	1,410,626	1,419,712	1,806,030	1,770,097
Net exposure	(863,229)	(868,789)	(868,109)	(850,837)

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year
	$	$	$	$	$

Accounts payable	512,360	-	-	-	-
Accrued liabilities	224,797	-	-	-	-
Employee cost payable	663,222	-	-	-	-
Lease obligations	12,188	12,638	13,591	13,107	46,242
Due to related parties	783,717	-	-	-	-
	2,196,284	12,638	13,591	13,107	46,242